Prepayments and other assets (Tables)	12 Months Ended
Dec. 31, 2024
Prepayments And Other Assets
Schedule of Other Assets

Prepayment and other current assets consist of the following:

	As of December 31,
	2023	2024
Value-added tax receivable	102,528	75,878
Prepayment for the third parties	6,225	6,667
Loans and advance to employees	8,892	4,411
Lease deposits-current portion	2,048	2,048
Deposits	9,402	2,912
Cooperation service fee – current portion	1,240	-
Others	7,598	8,130
Total	137,933	100,046
Other non-current assets:
Long-term lease deposits	666	750
Total	666	750